Provisions and Contingent Provisions	12 Months Ended
Dec. 31, 2022
Provisions and Contingent Provisions [Abstract]
PROVISIONS AND CONTINGENT PROVISIONS

NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS

As of December 31, 2022 and 2021, the composition is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Provisions for personnel salaries and expenses	99,424	109,001
Provisions for lawsuits and litigations	5,533	3,035
Provision for loyalty programmes	38	38
Provision for operational risks	5,149	1,578
Provision for other contingencies	63,232	52,205
Provisions for mandatory dividends	237,683	252,740
Provision for interest of perpetual bonds	4,966	4,995
Provisions for contingent loan	44,997	40,357
Total	461,022	463,949

a.       Below is the activity regarding provisions during the years ended December 31, 2022, 2021 and 2020:

	Personnel salaries and expenses	Lawsuit and litigations	Loyalty programme	Operational risks	Contingencies	Mandatory Dividend	Interest of perpetual bonds	Contingent loan	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2022	109,001	3,035	38	1,578	52,205	252,740	4,995	40,357	463,949
Provisions established	121,779	2,963	-	4,053	24,365	237,683	30,523	110,211	531,577
Application of provisions	(132,340)	(465)	-	(482)	(13,578)	(252,740)	(30,552)	-	(429,917)
Provisions released	(1,748)	-	-	-	-	-	-	(105,687)	(107,435)
Other	2,768	-	-	-	-	-	-	116	2,848
Balances as of December 31, 2022	99,424	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
Balances as of January 1, 2021	102,958	2,411	38	-	32,726	164,284	-	28,247	330,664
Provisions established	90,363	624	-	1,578	30,413	252,740	4,995	73,201	453,914
Application of provisions	(80,768)	-	-	-	-	-	-	-	(80,768)
Provisions released	(1,836)	-	-	-	(10,934)	(164,284)	-	(63,654)	(240,708)
Other	(1,716)	-	-	-	-	-	-	2,563	847
Balances as of December 31, 2021	109,001	3,035	38	1,578	52,205	252,740	4,995	40,357	463,949
Balances as of January 1, 2020	99,500	3,104	-	-	14,559	185,727	-	23,240	326,130
Provisions established	75,891	856	38	-	24,867	164,284	-	14,683	280,619
Application of provisions	(70,676)	(1,549)	-	-	-	-	-	-	(72,225)
Provisions released	(1,759)	-	-	-	(6,700)	(185,727)	-	(9,676)	(203,862)
Other	2	-	-	-	-	-	-	-	2
Balances as of December 31, 2020	102,958	2,411	38	-	32,726	164,284	-	28,247	330,664

b.       Provisions for personnel salaries and expenses includes:

	As of December 31,
	2022	2021
	MCh$	MCh$

Provision for short-term benefits	97,866	104,313
Provision for long-term benefits	926	285
Provision for senioruty compensation	601	6,018
Provision for other personnel benefits	31	5
Total	99,424	110,621

c.       Provisions for contingent loan risk

Provision for contingent loan arise from contingent liabilities and loan commitments. Provisions for ECL risks in respect of contingent loan are included in ECL allowance in the income statements for the year.

An analysis of changes in the corresponding ECL allowance as of December 31, 2022 and 2021 is as follows:

	December 31, 2022
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2022	23,029	9,599	7,729	40,357
Transfer
Transfers from stage 1 to stage 2	(1,585)	4,719	-	3,134
Transfers from stage 1 to stage 3	(143)	-	2,846	2,703
Transfers from stage 2 to stage 3	-	(1,860)	6,124	4,264
Transfers from stage 2 to stage 1	1,832	(7,467)	-	(5,635)
Transfers from stage 3 to stage 2	-	3,762	(2,926)	836
Transfers from stage 3 to stage 1	1	-	(78)	(77)
Net changes on financial assets	2,998	35	(3,801)	(768)
Write-off	-	-	-	-
Other adjustments	184	1	-2	183
At December 31, 2022	26,316	8,789	9,892	44,997

	December 31, 2021
	Stage 1	Stage 2	Stage 3	TOTAL
ECL allowance at January 1, 2021	13,825	6,315	8,107	28,247
Transfer
Transfers from stage 1 to stage 2	(1,303)	4,714	-	3,411
Transfers from stage 1 to stage 3	(70)	-	2,876	2,806
Transfers from stage 2 to stage 3	-	(217)	4,990	4,773
Transfers from stage 2 to stage 1	1,323	(4,551)	-	(3,228)
Transfers from stage 3 to stage 2	-	217	(1,699)	(1,482)
Transfers from stage 3 to stage 1	12	-	(469)	(457)
Net changes on financial assets	9,058	3,120	(6,074)	6,104
Write-off	-	-	-	-
Other adjustments	184	1	(2)	183
At December 31, 2021	23,029	9,599	7,729	40,357